Document and Entity Information	3 Months Ended
	Sep. 30, 2011	Nov. 15, 2011
Entity Registrant Name	Australia Acquisition Corp
Entity Central Index Key	0001499593
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	aacou
Entity Common Stock, Shares Outstanding		0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012